38
                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 1999

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SPO Partners & Co.
Address:       591 Redwood Highway, Suite 3215
               Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William J. Patterson
Title:    Managing Director and Vice President
Phone:    (415) 383-6600

Signature, Place, and Date of Signing:

     /s/William J. Patterson       Mill Valley, CA          02/09/2000
    --------------------------    -------------------      ------------
           [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $288,036
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number               Name

     1              28-4164                  SF Advisory Corp.

     2              28-4166                  SF Advisory Corp. II



                                   Form 13F INFORMATION TABLE
  COLUMN 1       COLUMN 2   COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6    COLUMN 7   COLUMN 8
--------------   ---------  --------   --------   ----------------  ----------  --------   ----------------
                  TITLE OF               VALUE    SHRS OR SH/ PUT/  INVESTMENT  OTHER      VOTING    AUTHORITY
NAME OF ISSUER     CLASS    CUSIP      (x$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE      SHARED    NONE
--------------   --------   --------   --------   ------- --- ---   ----------  --------   -----     --------- ----
BELL & HOWELL
CO NEW              COM    077852101   $ 31,739     997,700    SH     DEFINED     1, 2      997,700

ENSCO INTL
INC                 COM    26874Q100   $104,864   4,584,200    SH     DEFINED     1, 2    4,584,200

FOUR SEASONS
HOTEL INC LTD     VTG SH   35100E104   $108,119   2,030,400    SH     DEFINED     1, 2    2,030,400

GULF CDA
RES LTD             ORD    40218L305   $ 38,506  11,409,200    SH     DEFINED     1, 2   11,409,200

SCHOLASTIC
CORP                COM    807066105   $69,899    1,124,000    SH     DEFINED     1, 2    1,124,000